(14) INTANGIBLE ASSETS (Details 3) R$ in Thousands	Oct. 31, 2016 BRL (R$)
Consolidated (provisional)
Current assets
Cash and cash equivalents	R$ 95,164
Consumers, concessionaries and licensees	580,945
Other current assets	89,548
Noncurrent assets
Consumers, concessionaries and licensees	54,111
Deferred tax assets	204,176
Concession financial asset	876,281
Intangible assets - Distribution infrastructure	1,456,472
Intangible acquired in this business combination	413,796
Other noncurrent assets	147,784
Current liabilities
Trade payables	(479,031)
Debentures and borrowings	(24,672)
Taxes, fees and contributions	(65,198)
Sector financial asset	(29,246)
Regulatory charges	(60,787)
Other current liabilities	(114,552)
Noncurrent liabilities
Debentures and borrowings	(1,131,949)
Sector financial asset	(64,935)
Provision for tax, civil and labor risks	(223,383)
Other noncurrent liabilities	(132,686)
Net assets acquired	1,591,839
Consideration paid, net	1,591,839
(-) Fair value of identifiable net assets acquired	1,591,839
Goodwill	0
Consolidated final
Current assets
Cash and cash equivalents	95,164
Consumers, concessionaries and licensees	580,945
Other current assets	89,548
Noncurrent assets
Consumers, concessionaries and licensees	79,501
Deferred tax assets	310,741
Concession financial asset	863,943
Intangible assets - Distribution infrastructure	1,444,401
Intangible acquired in this business combination	398,739
Other noncurrent assets	155,508
Current liabilities
Trade payables	(479,031)
Debentures and borrowings	(24,672)
Taxes, fees and contributions	(65,198)
Sector financial asset	(29,246)
Regulatory charges	(60,787)
Other current liabilities	(114,552)
Noncurrent liabilities
Debentures and borrowings	(1,131,949)
Sector financial asset	(64,939)
Provision for tax, civil and labor risks	(323,595)
Other noncurrent liabilities	(132,682)
Net assets acquired	1,591,839
Consideration paid, net	1,591,839
(-) Fair value of identifiable net assets acquired	1,591,839
Goodwill	R$ 0